Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of December 31, 2024 is as follows:

Operating Leases
2025	2,734
2026	2,607
2027	348
Total lease payment	5,689
Less imputed interest	(177)
Present value of operating lease liabilities	5,512
Less: current obligation	(2,645)
Long-term obligation as of December 31, 2024 (RMB)	2,867
Long-term obligation as of December 31, 2024 (US$)	393

Schedule of Supplemental Disclosure Related to Operating Leases

Supplemental disclosure related to operating leases were as follows:

	For the years ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	3,737	2,902	2,679
Weighted average remaining lease term of operating leases (years)	3.96	3.03	2.12
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%